Borrowings - Summary of Details Information Sale and Lease Back Agreements with Independent Parties (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Transaction as on March Two Thousand Nineteen [Member]
Disclosure of sale and leaseback agreements with independent parties information [Line Items]
Term	2 year
Consideration	¥ 25,000
Transaction as on June Two Thousand Nineteen [Member]
Disclosure of sale and leaseback agreements with independent parties information [Line Items]
Term	3 year
Consideration	¥ 6,960
Transaction as on July Two Thousand Twenty [Member]
Disclosure of sale and leaseback agreements with independent parties information [Line Items]
Term	2 year
Consideration	¥ 12,800